Label	Element	Value
MassMutual Emerging Markets Debt Blended Total Return Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	MassMutual Emerging Markets Debt Blended Total Return Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
The following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund (on page 41 of the Prospectus):

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2026
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MassMutual Emerging Markets Debt Blended Total Return Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.19%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.89%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	566
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,290
MassMutual Emerging Markets Debt Blended Total Return Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.35%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.19%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.16%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 538
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	806
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,105
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,954
MassMutual Emerging Markets Debt Blended Total Return Fund | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.39%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.14%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.19%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.95%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	332
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	598
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,359
MassMutual Emerging Markets Debt Blended Total Return Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.08%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.19%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.89%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 292
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	622
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,090
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,386
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	622
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,090
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,386

[1]	Other Expenses have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89%, 0.95%, 1.16%, and 1.89%, for Classes I, Y, A, and C, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.